CONSOLIDATED BALANCE SHEETS - Entity [Domain] - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Assets:
Cash and due from banks	¥ 1,528,306	¥ 1,696,879
Interest-bearing deposits in other banks	27,852,853	19,037,527
Call loans and funds sold	444,115	468,283
Receivables under resale agreements (Note 28)	8,582,026	8,349,365
Receivables under securities borrowing transactions (Note 28)	4,059,341	5,010,740
Trading account assets	29,416,024	27,408,259
Investments:
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥3,422,827 million in 2014 and ¥776,660 million in 2015)	27,070,710	30,648,761
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,272,433 million in 2015)	5,647,341	4,040,083
Other investments	697,687	792,689
Loans (Notes 4, 5, 8 and 27)	78,048,276	73,484,954
Allowance for loan losses	(520,259)	(626,177)
Loans, net of allowance	77,528,017	72,858,777
Premises and equipment-net (Note 6)	1,632,485	1,356,594
Due from customers on acceptances	139,011	92,398
Accrued income	280,010	264,380
Goodwill (Note 7)	11,703	11,549
Intangible assets (Note 7)	53,580	58,947
Deferred tax assets (Note 19)	57,921	405,120
Other	5,118,604	3,198,995
Total	190,119,734	175,699,346
Liabilities and equity:
Noninterest-bearing deposits	13,576,340	12,751,194
Interest-bearing deposits	78,187,584	73,114,857
Noninterest-bearing deposits	1,358,121	1,114,729
Interest-bearing deposits	21,084,396	15,629,374
Due to trust accounts (Note 10)	1,241,101	742,036
Call money and funds purchased	5,091,198	7,194,433
Payables under repurchase agreements (Note 28)	19,612,021	16,797,809
Payables under securities lending transactions (Note 28)	2,462,315	6,265,875
Other short-term borrowings	1,582,597	6,023,972
Trading account liabilities	16,471,857	14,824,922
Bank acceptances outstanding	139,011	92,398
Income taxes payable	158,748	57,124
Deferred tax liabilities (Note 19)	293,956	33,181
Accrued expenses	153,541	160,107
Long-term debt	14,582,241	9,853,941
Other	5,934,863	4,422,023
Total liabilities	¥ 181,929,890	¥ 169,077,975
Commitments and contingencies (Note 23)
MHFG shareholders' equity:
Preferred stock (Note 13)	¥ 213,121	¥ 312,651
Common stock (Note 14)-no par value, authorized 48,000,000,000 shares in 2014 and 2015, and issued 24,263,885,187 shares in 2014, and 24,621,897,967 shares in 2015	5,590,396	5,489,295
Retained earnings (Accumulated deficit)	89,432	(537,479)
Accumulated other comprehensive income, net of tax (Note 16)	2,041,005	1,117,877
Less: Treasury stock, at cost-Common stock 13,817,747 shares in 2014, and 11,649,262 shares in 2015	(3,616)	(3,874)
Total MHFG shareholders' equity	7,930,338	6,378,470
Noncontrolling interests	259,506	242,901
Total equity	8,189,844	6,621,371
Total	190,119,734	175,699,346
Consolidated VIEs
Assets:
Cash and due from banks	79,408	25,762
Interest-bearing deposits in other banks	12,267	10,306
Trading account assets	1,877,877	1,383,280
Investments:
Investments	47,505	72,626
Loans, net of allowance	2,817,142	2,639,153
Other	1,050,504	421,585
Total	5,884,703	4,552,712
Liabilities and equity:
Other short-term borrowings	311,334	287,910
Trading account liabilities	2,293	7,355
Long-term debt	250,448	173,870
Other	1,492,914	929,990
Total liabilities	¥ 2,056,989	¥ 1,399,125